Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Revenue
Schedule of revenues

	For the years ended March 31,
	2020	2019	2018
Online VIP membership revenue	$22,317,033	$19,271,739	$14,717,609
Online SVIP membership revenue	6,093,679	5,054,983	—
Technical service revenue	190,359	342,118	192,934
Total	$28,601,071	$24,668,840	$14,910,543

Schedule of contract balances

	As of March 31,
	2020	2019
Deferred revenue-current	$16,736,365	$15,308,898
Deferred revenue-non-current	50,877	8,672,836
Total	$16,787,242	$23,981,734

	For the years ended March 31,
	2020	2019
Revenue recognized from deferred revenue balance	$15,258,021	$10,558,149